Condensed Consolidated Statements of Changes in Stockholders’ Equity (Deficit) (Unaudited) (Parentheticals) - USD ($)	3 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Statement of Stockholders' Equity [Abstract]
Issuance of shares for redemption	$ 541,300	$ 75,000